Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103-7018

(215) 564-8000

August 22, 2016

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Jaea Hahn

RE:	Optimum Fund Trust (the “Registrant”)
File Nos. 811-21335; 333-104654

Dear Ms. Hahn:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectus dated July 29, 2016, for the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on August 4, 2016 (Accession No. 0001145443-16-002031) pursuant to Rule 497(c) under the Securities Act of 1933.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Anthony G. Ciavarelli
Delaware Investments
Bruce G. Leto